N-2	Sep. 30, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0000832327
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	BLACKROCK INCOME TRUST, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales load (as a percentage of offering price)(1)	None
Offering expenses borne by the Fund (as a percentage of offering price)(1)	None
Dividend reinvestment plan fees	$0.02 per share for open-market purchases of common shares(2)
Dividend reinvestment plan sale transaction fee	$2.50	(2)
(1)
Total offering expenses, which will be borne by the Advisor and not the Fund or Common Shareholders, are estimated to be $349,540 in the aggregate, or approximately 0.40% of the estimated Subscription Price, which assumes that the Rights offering is fully subscribed.

(2)
Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 2.50	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[1]
Annual Expenses [Table Text Block]

Estimated Annual Expenses (as a percentage of net assets attributable to Common Shares)
Management fees(3)(4)	0.65%
Other Expenses(5)	2.10%
Miscellaneous Other Expenses	0.29%
Interest Expense(6)	1.81%
Total Fund Operating Annual Expenses	2.75%
Fee Waivers and/or Expense Reimbursements(4)	—

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(4)	2.75%

(3)
The Fund currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 0.65% of the average weekly value of the Fund’s net assets. For purposes of calculating these fees, “net assets” means the total assets of the Fund minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).

(4)
The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act) of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

(5)
“Other Expenses” have been restated to reflect current Acquired Fund Fees and Expenses, which are less than 0.01%. Other expenses are estimated assuming net proceeds of the Rights offering to be approximately $86,640,447, based on the estimated Subscription Price per Common Share of $10.70 (95% of the average of the last reported sales price of the Fund’s Common Shares on the NYSE on September 26, 2025 and each of the four (4) preceding trading days), assuming all new Common Shares offered are sold and that the expenses related to the Rights offering estimated at approximately $349,540 are paid by the Advisor.

(6)
Assumes the use of leverage in the form of reverse repurchase agreements representing 25.6% of Managed Assets at an annual interest expense to the Fund of 5.29%, which is based on current market conditions. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.

Management Fees [Percent]	0.65%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.29%
Other Annual Expense 2 [Percent]	1.81%	[5]
Other Annual Expenses [Percent]	2.10%	[6]
Total Annual Expenses [Percent]	2.75%
Waivers and Reimbursements of Fees [Percent]		[3]
Net Expense over Assets [Percent]	2.75%	[3]
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 2.75% of net assets attributable to common shares, and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$38	$94	$154	$315
*
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	$ 38
Expense Example, Years 1 to 3	94
Expense Example, Years 1 to 5	154
Expense Example, Years 1 to 10	$ 315
Purpose of Fee Table , Note [Text Block]
The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our Common Shares as a percentage of net assets attributable to Common Shares. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the Rights offering.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Transaction Fees, Note [Text Block]	Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]
*
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Management Fee not based on Net Assets, Note [Text Block]	The Fund currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 0.65% of the average weekly value of the Fund’s net assets. For purposes of calculating these fees, “net assets” means the total assets of the Fund minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITALIZATION
The following table sets forth the unaudited capitalization of the Fund as of June 30, 2025 and its adjusted capitalization assuming the Common Shares available in the Rights offering discussed in this Prospectus Supplement had been issued.

	Actual (audited)	As Adjusted (unaudited)
Shareholders’ equity applicable to Common Shares:
Common Shares	24,291,714	32,388,952
Paid‑in Capital*	480,546,969	567,187,416
Distributions in excess of net investment income, net realized gain on investments, futures contracts, and foreign currency transactions	(7,261,745)	(7,261,745)
Accumulated Loss	156,243,005	156,243,005
Net depreciation	(28,057,723)	(28,057,723)
Net Assets applicable to Common Shares	288,984,496	375,624,943
Net Asset Value	11.90	11.60
*	As adjusted paid-in surplus reflects the issuance of 8,097,238 Common Shares issued in the primary subscription at the estimated Subscription Price of $10.70.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Common Shares

[1]	Total offering expenses, which will be borne by the Advisor and not the Fund or Common Shareholders, are estimated to be $349,540 in the aggregate, or approximately 0.40% of the estimated Subscription Price, which assumes that the Rights offering is fully subscribed.
[2]	Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act) of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
[4]	The Fund currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 0.65% of the average weekly value of the Fund’s net assets. For purposes of calculating these fees, “net assets” means the total assets of the Fund minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).
[5]	Assumes the use of leverage in the form of reverse repurchase agreements representing 25.6% of Managed Assets at an annual interest expense to the Fund of 5.29%, which is based on current market conditions. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.
[6]	“Other Expenses” have been restated to reflect current Acquired Fund Fees and Expenses, which are less than 0.01%. Other expenses are estimated assuming net proceeds of the Rights offering to be approximately $86,640,447, based on the estimated Subscription Price per Common Share of $10.70 (95% of the average of the last reported sales price of the Fund’s Common Shares on the NYSE on September 26, 2025 and each of the four (4) preceding trading days), assuming all new Common Shares offered are sold and that the expenses related to the Rights offering estimated at approximately $349,540 are paid by the Advisor.